Other Income (Tables)	12 Months Ended
Jun. 30, 2022
Analysis Of Income And Expense [Abstract]
Schedule of Other Income

	2022	2021	2020

	US$	US$	US$
Grant and other income	108,322	26,950	41,629
Total other income	108,322	26,950	41,629